Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
20.	Subsequent Events

On January 13 and March 6, 2023 the Company redeemed 1,000,000 and 1,016,667 Series F Shares for $12,000 and $12,200 respectively.
On February 14, 2023, the Company entered into a securities purchase agreement with several institutional investors to purchase $13,561 of the Company’s units in a registered direct offering at a price of $1.35 per unit. Each unit consisted of one common share and one warrant (the “February 2023 Warrants”). The February 2023 Warrants are immediately exercisable, will expire five years from the date of issuance and have an exercise price of $1.35 per common share. Additionally, pursuant to the terms of the Class C Warrants issued to investors on December 6, 2022, we agreed to reduce the exercise price per common share under the Class C Warrants to $1.35 per common share from an original exercise price of $2.00 per common share. The offering closed on February 16, 2023.